ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

History and Organization

Epic Stores Corp. (the “Company”) was incorporated under the name “SBOR, Inc.” in the State of Nevada on April 30, 2012. Effective December 20, 2013, the Company completed a merger with its wholly-owned subsidiary, Be At TV, Inc., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “SBOR, Inc.” to “Be At TV, Inc.”.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015 (the “Exchange Agreement”) among the Company, Epic Stores Corp., a private Nevada company (“Epic Corp.”), and the stockholders of Epic Corp., pursuant to which the Company acquired all of Epic Corp.’s 27,083,493 issued and outstanding shares of common stock from its stockholders in consideration for the issuance of an aggregate of: (i) 19,959,970 shares of the Company’s common stock (on a post-reverse split basis), and (ii) 1,133,813 warrants (on a post-reverse split basis), each of which is exercisable into one share of the Company’s common stock at a price of $1.02 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, Epic Corp. became a wholly-owned subsidiary of the Company.

In connection with the closing of the Exchange Agreement, the Company experienced a change of control as four new directors, all of whom were directors of Epic Corp., were appointed to the Company’s board, all of the Company’s prior management resigned and were replaced by management nominated by Epic Corp., and former stockholders of Epic Corp. were issued shares of the Company’s common stock that constituted approximately 58.1% of the Company’s issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, the Company determined to treat the acquisition of Epic Corp. as a reverse merger and recapitalization for accounting purposes, with Epic Corp. as the acquirer for accounting purposes.

Effective August 18, 2015, the Company completed a merger with its wholly-owned subsidiary, Epic Stores Corp., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “Be At TV, Inc.” to “Epic Stores Corp.”. This name change was effected to reflect the change in the Company’s business resulting from the closing of the Exchange Agreement.

Also effective August 18, 2015, the Company completed a reverse split of its authorized and issued and outstanding shares of common stock, on the basis of one new share of common stock for each 2.4 shares of authorized, issued and outstanding shares of common stock prior to completion of the reverse split. In accordance with Staff Accounting Bulletin (“SAB”) Topic 4.C of the Securities and Exchange Commission, the equity presentation has been retroactively applied to the presentation of these financial statements.

The Company currently has four wholly-owned subsidiaries, being Epic Stores, LLC, a Nevada limited liability company, Epic Stores 2 LLC, a Nevada limited liability company, Epic Stores III LLC, a Nevada limited company, and Epic Corp, a Nevada corporation. The Company operates its retail stores through its wholly-owned subsidiaries.

The Company, and each of its subsidiaries are collectively referred to herein as the “Company”, unless the context otherwise requires.

Description of Business

The Company is a second hand goods retailer that operates second hand retail stores in the United States. The Company focuses on offering high quality, on-trend second hand clothing, accessories and household products at affordable prices. Additionally, the Company sells used goods that do not meet or exceed its strict quality standards through the wholesale market. The Company maintains executive offices in Phoenix, Arizona.

As of March 31, 2016, the Company had 10 operating stores in four states, being Arizona, Nevada, Colorado and Texas. The Company has two additional locations under construction in Texas.

History and Organization

Epic Stores Corp. (the “Company”) was incorporated under the name “SBOR, Inc.” in the State of Nevada on April 30, 2012. Effective December 20, 2013, the Company completed a merger with its wholly-owned subsidiary, Be At TV, Inc., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “SBOR, Inc.” to “Be At TV, Inc.”.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015 (the “Exchange Agreement”) among the Company, Epic Stores Corp., a private Nevada company (“Epic Corp.”), and the stockholders of Epic Corp., pursuant to which the Company acquired all of Epic Corp.’s 27,083,493 issued and outstanding shares of common stock from its stockholders in consideration for the issuance of an aggregate of: (i) 19,959,970 shares of the Company’s common stock (on a post-reverse split basis), and (ii) 1,133,813 warrants (on a post-reverse split basis), each of which is exercisable into one share of the Company’s common stock at a price of $1.02 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, Epic Corp. became a wholly-owned subsidiary of the Company.

In connection with the closing of the Exchange Agreement, the Company experienced a change of control as four new directors, all of whom were directors of Epic Corp., were appointed to the Company’s board, all of the Company’s prior management resigned and were replaced by management nominated by Epic Corp., and former stockholders of Epic Corp. were issued shares of the Company’s common stock that constituted approximately 58.1% of the Company’s issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, the Company determined to treat the acquisition of Epic Corp. as a reverse merger and recapitalization for accounting purposes, with Epic Corp. as the acquirer for accounting purposes.

Effective August 18, 2015, the Company completed a merger with its wholly-owned subsidiary, Epic Stores Corp., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “Be At TV, Inc.” to “Epic Stores Corp.”. This name change was effected to reflect the change in the Company’s business resulting from the closing of the Exchange Agreement.

Also effective August 18, 2015, the Company completed a reverse split of its authorized and issued and outstanding shares of common stock, on the basis of one new share of common stock for each 2.4 shares of authorized, issued and outstanding shares of common stock prior to completion of the reverse split. In accordance with Staff Accounting Bulletin (“SAB”) Topic 4.C of the Securities and Exchange Commission, the equity presentation has been retroactively applied to the presentation of these financial statements.

The Company currently has four wholly-owned subsidiaries, being Epic Stores, LLC, a Nevada limited liability company, Epic Stores 2 LLC, a Nevada limited liability company, Epic Stores III LLC, a Nevada limited company, and Epic Corp, a Nevada corporation. The Company operates its retail stores through its wholly-owned subsidiaries.

The Company, and each of its subsidiaries are collectively referred to herein as the “Company”, unless the context otherwise requires.

Description of Business

The Company is a second hand goods retailer that operates second hand retail stores in the United States. The Company focuses on offering high quality, on-trend second hand clothing, accessories and household products at affordable prices. Additionally, the Company sells used goods that do not meet or exceed its strict quality standards through the wholesale market. The Company maintains executive offices in Phoenix, Arizona.

As of December 31, 2015, the Company had 10 operating stores in four states, being Arizona, Nevada, Colorado and Texas. The Company has one additional location under construction in Texas.